Revenue - Summary of Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Revenue [Abstract]
Revenue from contracts with customers	$ 214,461
Other revenues
Rental income	640
Other	382
Revenue other than from contracts with customers	1,022
Total	$ 215,483	$ 7,040	$ 227,514	$ 229,991